Annual Fund Operating Expenses - Invesco VRDO Tax-Free Weekly ETF - ETF	Dec. 17, 2021
Operating Expenses:
Management Fees	0.25%
Other Expenses	none
Total Annual Fund Operating Expenses	0.25%